Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	MASSMUTUAL PREMIER FUNDS
Prospectus Date	rr_ProspectusDate	Feb. 01, 2018
MassMutual Premier U.S. Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	MassMutual Premier U.S. Government Money Market Fund
Supplement [Text Block]	mpf_SupplementTextBlock
MASSMUTUAL PREMIER FUNDS
MassMutual Premier U.S. Government Money Market Fund
Supplement dated November 1, 2018 to the
Prospectus dated February 1, 2018
This supplement provides new and additional information beyond that contained in the Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus, and any previous supplements.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE